Voya Securitized Credit Fund Expense Example - Voya Securitized Credit Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 349
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,558
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	935
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,051